UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Report to Stockholders

Semiannual Report

APRIL 30, 2012

Thrivent Financial

Securities Lending Trust

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

Thrivent Financial Securities Lending Trust (the “Trust”) seeks to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with a remaining maturity of 397 calendar days or less.

Thrivent Financial Securities Lending Trust

As of April 30, 2012*

7-Day Yield	0.13%
7-Day Yield Gross of Waivers	0.15%
7-Day Effective Yield	0.13%
7-Day Effective Yield Gross of Waivers	0.15%

Average Annual Total Returns**

For the Period Ended April 30, 2012	1-Year	5-Year	Since Inception, 9/16/2004
Total Return	0.12%	1.45%	2.35%

*	Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust. Investors should read and consider carefully before investing. To obtain a prospectus, call 1-800-THRIVENT.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2011	Ending Account Value 4/30/2012	Expenses Paid During Period 11/1/2011 - 4/30/2012*	Annualized Expense Ratio
Thrivent Financial Securities Lending Trust
Actual	$1,000	$1,001	$0.17	0.05%
Hypothetical**	$1,000	$1,016	$0.17	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Thrivent Financial Securities Lending Trust

Schedule of Investments as of April 30, 2012

(unaudited)

Principal Amount	Financial Company Commercial Paper (2.2%)[a]	Value
	AllianceBernstein, LP
$12,775,000	0.350%, 5/1/2012[b]	$12,775,000

	Total	12,775,000

Principal Amount	Government Agency Debt (68.4%)[a]	Value
	Federal Farm Credit Bank
4,600,000	0.255%, 5/23/2012[c,d]	4,600,161
8,000,000	0.361%, 7/2/2012[c,d]	8,002,892
6,850,000	0.220%, 7/16/2012[c,d]	6,850,293
15,000,000	0.200%, 7/20/2012[c,d]	14,999,146
5,000,000	0.230%, 8/8/2012[c,d]	4,999,828
4,000,000	0.261%, 9/7/2012[c,d]	4,001,463
11,190,000	0.260%, 10/12/2012[c,d]	11,193,977
4,580,000	0.260%, 8/22/2013[c,d]	4,584,891
8,070,000	0.201%, 8/27/2013[c,d]	8,070,000
10,000,000	0.210%, 1/13/2014[c,d]	10,001,829
6,000,000	0.260%, 2/24/2014[c,d]	6,008,362
	Federal Home Loan Bank Discount Notes
12,000,000	0.103%, 5/23/2012[c]	11,999,248
12,000,000	0.100%, 5/25/2012[c]	11,999,200
10,000,000	0.070%, 6/20/2012[c]	9,999,028
3,489,000	0.145%, 10/3/2012[c]	3,486,822
	Federal Home Loan Banks
4,700,000	0.090%, 6/4/2012[c]	4,699,600
25,000,000	0.140%, 6/18/2012[c]	25,001,240
	Federal Home Loan Mortgage Corporation
10,000,000	0.062%, 5/29/2012[c]	9,999,518
5,000,000	0.110%, 5/30/2012[c]	4,999,557
15,000,000	0.085%, 6/4/2012[c]	14,998,796
10,000,000	1.000%, 8/28/2012[c]	10,028,057
5,000,000	0.270%, 10/12/2012[c,d]	4,999,766
4,250,000	0.370%, 9/12/2013[c,d]	4,255,880
5,000,000	0.180%, 9/13/2013[c,d]	5,000,049
5,000,000	0.211%, 11/4/2013[c,d]	5,001,583
	Federal National Mortgage Association
10,000,000	0.070%, 5/21/2012[c]	9,999,611
8,950,000	0.120%, 5/30/2012[c]	8,949,135
16,030,000	0.260%, 8/23/2012[c,d]	16,034,192
8,000,000	0.390%, 9/13/2012[c,d]	8,000,608
16,225,000	0.270%, 9/17/2012[c,d]	16,228,510
1,000,000	0.150%, 9/26/2012[c]	999,383
12,850,000	0.270%, 10/18/2012[c,d]	12,853,642
5,000,000	0.260%, 11/23/2012[c,d]	4,999,131
8,000,000	0.360%, 11/23/2012[c,d]	7,999,091
5,000,000	0.211%, 11/8/2013[c,d]	5,002,360
	Straight-A Funding, LLC
14,931,000	0.180%, 5/8/2012[b,c]	14,930,478
11,017,000	0.180%, 5/9/2012[b,c]	11,016,560
15,000,000	0.180%, 5/14/2012[b,c]	14,999,025
12,936,000	0.180%, 6/12/2012[b,c]	12,933,283
15,000,000	0.170%, 6/26/2012[b,c]	14,996,033
4,000,000	0.180%, 7/9/2012[b,c]	3,998,620
10,000,000	0.180%, 7/13/2012[b,c]	9,996,350

Principal Amount	Government Agency Debt (68.4%)[a]	Value
$9,000,000	0.180%, 7/23/2012[b,c]	$8,996,265

	Total	392,713,463

Shares	Investment Company (8.8%)	Value
	AIM Investments Institutional Government and Agency Portfolio
130,000	0.020%	130,000
	BlackRock Cash Funds
14,542,000	0.210%	14,542,000
	Dreyfus Institutional Cash Advantage Fund
18,975,000	0.130%	18,975,000
	DWS Money Market Series
591,000	0.160%	591,000
	Morgan Stanley Institutional Liquidity Funds
16,501,000	0.160%	16,501,000

	Total	50,739,000

Principal Amount	Other Note (0.9%)[a]	Value
	General Electric Capital Corporation
5,000,000	0.154%, 9/28/2012[c]	5,037,731

	Total	5,037,731

Principal Amount	Variable Rate Demand Note (18.3%)[a]	Value
	Andover, Minnesota Senior Housing Revenue Bonds
9,445,000	0.260%, 5/7/2012[c,d]	9,445,000
	Capital Trust Agency Multifamily Housing Revenue Bonds
11,200,000	0.260%, 5/7/2012[c,d]	11,200,000
	Denver, Colorado Airport System Revenue Bonds
8,000,000	0.230%, 5/7/2012[c,d]	8,000,000
	Illinois Finance Authority Multifamily Housing Revenue Bonds (Villagebrook Apartments)
5,300,000	0.300%, 5/7/2012[c,d]	5,300,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
8,670,000	0.280%, 5/1/2012[c,d]	8,670,000
2,110,000	0.270%, 5/7/2012[c,d]	2,110,000
	Overseas Private Investment Corporation
2,691,729	0.200%, 5/2/2012[c,d]	2,691,729
25,000,000	0.200%, 5/2/2012[c,d]	25,000,000
8,421,053	0.200%, 5/2/2012[c,d]	8,421,053
3,448,274	0.200%, 5/2/2012[c,d]	3,448,274
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
5,935,000	0.220%, 5/7/2012[c,d]	5,935,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

Thrivent Financial Securities Lending Trust

Schedule of Investments as of April 30, 2012

(unaudited)

Principal Amount	Variable Rate Demand Note (18.3%)[a]	Value
	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds (Methodist Hospitals of Dallas)
$14,675,000	0.260%, 5/1/2012[c,d]	$14,675,000

	Total	104,896,056

	Total Investments (at amortized cost) 98.6%	$566,161,250

	Other Assets and Liabilities, Net 1.4%	7,751,948

	Total Net Assets 100.0%	$573,913,198

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2012, the value of these investments was $104,641,614 or 18.2% of total net assets.
c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2012.

Cost for federal income tax purposes                $ 566,161,250

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2012, in valuing Thrivent Financial Securities Lending Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Financial Company Commercial Paper	12,775,000	–	12,775,000	–
Government Agency Debt	392,713,463	–	392,713,463	–
Investment Company	50,739,000	50,739,000	–	–
Other Note	5,037,731	–	5,037,731	–
Variable Rate Demand Note	104,896,056	–	104,896,056	–

Total	$566,161,250	$50,739,000	$515,422,250	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

Thrivent Financial Securities Lending Trust

Statement of Assets and Liabilities

As of April 30, 2012 (unaudited)	Securities Lending Trust

Assets
Investments at cost	$566,161,250
Investments in securities at value	566,161,250
Investments at Value	566,161,250	[1]
Cash	7,744,131
Dividends and interest receivable	108,265
Prepaid expenses	5,807
Total Assets	574,019,453

Liabilities
Distributions payable	55,598
Accrued expenses	21,536
Payable to affiliate	29,121
Total Liabilities	106,255

Net Assets
Capital stock (beneficial interest)	573,902,732
Accumulated undistributed net realized gain/(loss)	10,466
Total Net Assets	$573,913,198
Shares of beneficial interest outstanding	573,902,732
Net asset value per share	$1.00

1	Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Operations

For the six months ended April 30, 2012 (unaudited)	Securities Lending Trust
Investment Income
Dividends	$32,688
Interest	379,400
Total Investment Income	412,088

Expenses
Adviser fees	106,061
Administrative service fees	45,000
Audit and legal fees	13,300
Custody fees	11,611
Insurance expenses	3,954
Printing and postage expenses	3,270
Transfer agent fees	20,804
Trustees’ fees	2,482
Other expenses	4,759
Total Expenses Before Reimbursement	211,241

Less:
Reimbursement from adviser	(93,421)
Custody earnings credit	(297)
Total Net Expenses	117,523
Net Investment Income/(Loss)	294,565
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	10,466
Net Realized and Unrealized Gains/(Losses)	10,466

Net Increase/(Decrease) in Net Assets Resulting From Operations	$305,031

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Changes in Net Assets

	Securities Lending Trust
For the periods ended	4/30/2012 (unaudited)	10/31/2011
Operations
Net investment income/(loss)	$294,565	$1,092,143
Net realized gains/(losses)	10,466	10,103
Net Change in Net Assets Resulting From Operations	305,031	1,102,246
Distributions to Shareholders
From net investment income	(294,565)	(1,092,143)
From net realized gains	(10,103)	(5,215)
Total Distributions to Shareholders	(304,668)	(1,097,358)

Capital Stock Transactions
Sold	2,128,462,604	6,807,739,373
Redeemed	(2,164,453,116)	(6,977,241,677)
Total Capital Stock Transactions	(35,990,512)	(169,502,304)

Net Increase/(Decrease) in Net Assets	(35,990,149)	(169,497,416)
Net Assets, Beginning of Period	609,903,347	779,400,763
Net Assets, End of Period	$573,913,198	$609,903,347
Accumulated Undistributed Net Investment Income/(Loss)	$–	$–

Capital Stock Share Transactions
Sold	2,128,462,604	6,807,739,373
Redeemed	(2,164,453,116)	(6,977,241,677)

Total Capital Stock Share Transactions	(35,990,512)	(169,502,304)

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of April 30, 2012

(unaudited)

(1) ORGANIZATION

Thrivent Financial Securities Lending Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All investments in the Trust are by affiliates of the Trust. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the “Adviser”), and its affiliates. Deutsche Bank AG serves as the lending agent to this securities lending program.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

GAAP requires management of the Trust to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Trust analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2012, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2008 through 2011. Additionally, as of April 30, 2012, the tax year ended October 31, 2007 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of April 30, 2012, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Custody Earnings Credit – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(D) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(E) Repurchase Agreements – The Trust may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of April 30, 2012

(unaudited)

simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 30, 2012, the Trust did not engage in this type of investment.

(F) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(G) Recent Accounting Pronouncements – In May 2011, FASB released Accounting Standards Update 2011-04 (ASU 2011-04), Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs). This updated standard is a collaboration between FASB and International Accounting Standards Board (IASB) to ensure that fair value has the same meaning in U.S. GAAP and in IFRSs and that their respective fair value measurement and disclosure requirements are materially the same. The amendments adopted include additional disclosures about transfers between Level 1 and Level 2 of the fair value hierarchy and information about the sensitivity of the fair value measurement of the Level 3 assets to changes in unobservable inputs and any interrelationships between those unobservable inputs. The disclosures required by ASU 2011-04 will be in effective for any reporting period (annual or quarterly interim) beginning after December 15, 2011. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

In December 2011, FASB released Accounting Standards Update 2011-11 (ASU 2011-11), Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities. This updated standard is a result of collaboration between FASB and International Accounting Standards Board (IASB) to enhance current disclosures. The amendments include new disclosure requirements of gross and net information about instruments and transactions, such as derivatives, eligible for offset in the Statement of Assets and Liabilities or are subject to a master netting arrangement or similar agreement. The disclosures required by ASU 2011-11 will be effective any reporting period

(annual or quarterly interim) beginning on or after January 1, 2013. Management is currently evaluating the application of ASU 2011-11 on the Fund’s financial statements.

(H) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Dividend income is recorded on the ex-dividend date.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the Adviser at any time.

(B) Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. For the six months ended April 30, 2012, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Trustees not participating in the above plan received $1,188 in fees from the Trust for the six months ended April 30, 2012. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of April 30, 2012

(unaudited)

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2012, the tax-basis balance has not yet been determined.

Capital losses generated during the fiscal year ending October 31, 2012, will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. If the losses are not reduced by gains during the next fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained.

(5) SUBSEQUENT EVENTS

Management of the Trust has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Financial Securities Lending Trust

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income /(Loss)	Net Realized and Unrealized Gain/(Loss) on Investment(a)	Total from Investments Operations	Net Investment Income	Net Realized Gain on Investments
SECURITIES LENDING TRUST
Period Ended 4/30/2012 (unaudited)	$1.00	$–	$–	$–	$–	$–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	–
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/2007	1.00	0.05	–	0.05	(0.05)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Financial Highlights—continued

RATIOS / SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$–	$1.00	0.06%	$573.9	0.05%	0.13%	0.09%	0.09%	N/A
–	1.00	0.15%	609.9	0.05%	0.15%	0.08%	0.12%	N/A
–	1.00	0.22%	779.4	0.05%	0.21%	0.08%	0.19%	N/A
(0.01)	1.00	0.76%	746.7	0.05%	0.92%	0.06%	0.91%	N/A
(0.03)	1.00	3.38%	2,461.9	0.05%	3.36%	0.05%	3.36%	N/A
(0.05)	1.00	5.46%	5,051.1	0.05%	5.33%	0.05%	5.33%	N/A

(b)	Total investment return assumes dividend reinvestment. Not annualized for periods less than one year.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS

Both the Investment Company Act of 1940 (the “Investment Company Act”) and the terms of the investment advisory agreement of the Thrivent Financial Securities Lending Trust (the “Trust”) require that the agreement be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, as defined by the Investment Company Act (the “Independent Trustees”).

At its meeting on November 29, 2011, the Board of Trustees voted unanimously to renew the existing investment advisory agreement between the Trust and Thrivent Asset Management (the “Adviser”) for. In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Adviser;

2.	The cost of services provided and profit realized by the Adviser; and

3.	The extent to which economies of scale may be realized as the Trust grows and whether the fee levels reflect these economies of scale for the benefit of shareholders.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees of the Trust) met on March 8, May 24, August 30, October 27, and November 29 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice, Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, total operating expenses and performance of the Trust in comparison to a peer group of comparable funds; information prepared by management with respect to the cost of services provided to the Trust and fees charged, including effective advisory; profit realized by the Adviser and its affiliates that provide services to the Trust; and information regarding the types of services furnished to the Trust, the personnel providing the services, changes in staff, and systems improvements. The Board also received reports from the Adviser’s investment management staff with respect to the securities lending balances of the Trust. In addition to its review of the information presented to the Board during the contract renewal process and throughout the year, the Board also considered knowledge gained from discussions with management.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreements. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. The key factors considered and the conclusions reached are described below.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Trust by the Adviser. During these meetings, management reported on the investment management, securities lending activity, and compliance services provided to the Trust under the advisory agreement. During the renewal process, the Board considered the specific services provided under the advisory agreement. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio manager overseeing the Trust.

Additional Information

(unaudited)

The Board received reports at each of its quarterly meetings from the Adviser’s Director of Fixed Income Investments, as supplemented by the Adviser’s Chief Investment Officer, who was also present at all of the meetings. At each quarterly meeting, the Director Fixed Income Investments presented information about the Trust. These reports and presentations gave the Board the opportunity to evaluate the portfolio manager’s abilities and the quality of services he provides to the Trust. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also received quarterly reports from the Trust’s Chief Compliance Officer.

The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the advisory agreement. The Adviser reviewed with the Board the Adviser’s ongoing program to enhance portfolio management capabilities, including recruitment and retention of portfolio managers, research analysts, and other personnel, and investment in additional and updated technology systems and applications to improve investment research, trading, portfolio compliance, and investment reporting functions. The Adviser also discussed improved risk controls. The Board viewed these actions as a positive factor in reapproving the existing advisory agreement, as they demonstrated the Adviser’s commitment to provide the Trust with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the advisory agreement.

Performance of the Trust

In connection with each of its regular quarterly meetings, the Board received information on the performance of the Trust. At each quarterly Board meeting, the Director of Fixed Income Investments reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Trust. The Board noted that, as a money market fund, the Trust’s performance was impacted by various factors, including the diminishing-yield environment and increased regulatory requirements generally experienced by all money market funds.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of its peer group of funds. The Board noted that the Trust’s advisory fee as compared to the Trust’s peer group was below the median. On the basis of its review, the Board concluded that the advisory fee rate charged to the Trust for investment management services was reasonable.

The Board also reviewed information prepared by MPI comparing the Trust’s overall expense ratio with the expense ratio of its peer group of funds. The Board noted that the Trust’s net operating expenses were below the median of its peer group.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered management’s view that it can be difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as the Trust’s assets increase. The Board noted that expected economies of scale, where they may exist, may be shared through the use of fee waivers by the Adviser and/or a lower overall fee rate. The Board considered the advisory fee rate charged to the Trust and determined that the fee rate was acceptable even though the Adviser did not offer breakpoints or contractual waivers.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, reputational benefits in the investment advisory community and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the agreement.

This report is submitted for the information of shareholders of

Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial

Securities Lending Trust, which contains more complete

information about the Trust, including investment objectives,

risks, charges and expenses.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 26, 2012	THRIVENT FINANCIAL SECURITIES LENDING TRUST

By:
/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 26, 2012	By:
/s/ Russell W. Swansen
Russell W. Swansen
President

Date: June 26, 2012	By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer